Shareholders' equity (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Jan. 01, 2020 BRL (R$)
Assets and liabilities acquired at fair value
Total identifiable net assets (liabilities) at fair value	R$ 984,103		R$ 79,533
Total amount of the consideration transferred	1,450,755		392,353
(-) Assumed value of the obligation to pay	(330,309)		(215,671)
Determination of goodwill
Total amount of the consideration transferred, Net	1,450,755		392,353
Total amount of identifiable net (assets) liabilities	(984,103)		(79,533)
Goodwill	508,174		R$ 321,836	R$ 178,590	R$ 16,658
Inversiones Disal Emergencias S.A.
Assets and liabilities acquired at fair value
Cash and cash equivalents	1,005
Other assets	25,650
Other liabilities	(326)
Total identifiable net assets (liabilities) at fair value	26,329
Total amount of the consideration transferred	144,430
(-) Cash acquired	(1,005)
Cash paid, net of cash received/receivable	143,425
Determination of goodwill
Total amount of the consideration transferred, Net	144,430
Total amount of identifiable net (assets) liabilities	(26,329)
Goodwill	R$ 118,101
Value of acquisition | $		$ 26,185
Interest acquired (in percent)	99.99%	99.99%